SHARE-BASED PAYMENT - Summary of Share-based Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized in profit or loss	R$ 65,901	R$ 207,713